PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Securities Fund
Portfolio of Investments
July 31, 2025
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — 98.8%
Arizona — 0.9%
Phoenix City Civic Improvement Corp. Revenue, Civic Plaza, Convertible CAB, OID, Series B, 5.50%, 7/1/31, (NATL)	$ 2,000,000	$ 2,282,392
California — 1.9%
Norwalk-La Mirada Unified School District GO, CAB, OID, Series B 0.00%, 8/1/27, (AGM-CR FGIC)(a)	5,000,000	4,723,621
Florida — 1.3%
Central Florida Tourism Oversight District GO, Series A, Callable 6/1/34 at 100, 5.00%, 6/1/44	3,000,000	3,067,759
Georgia — 0.4%
Atlanta City Department of Aviation Revenue, Series A, Refunding, Callable 7/1/32 at 100, 5.00%, 7/1/47	1,000,000	1,011,149
Hawaii — 85.8%
Hawaii County GO, Callable 9/1/33 at 100, 5.00%, 9/1/41	870,000	912,372
Hawaii County GO, Callable 9/1/35 at 100, 5.25%, 9/1/45	5,000,000	5,265,023
Hawaii County GO, Series A, Refunding, Callable 3/1/27 at 100, 5.00%, 9/1/34	4,500,000	4,615,759
Hawaii County GO, Series A, Refunding, Callable 9/1/30 at 100, 4.00%, 9/1/40	1,000,000	938,627
Hawaii Housing Finance & Development Corp. Revenue, Hale Moiliili, Putable, 3.30%, 12/1/29(b)	6,500,000	6,561,194
Hawaii Housing Finance & Development Corp. Revenue, Multi-Family Housing, Iwilei Apartments, Series A, Callable 8/21/25 at 100, 3.75%, 1/1/31	3,120,000	3,120,651
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Airports System Revenue, AMT, OID, COP, Callable 8/21/25 at 100, 5.00%, 8/1/28	$ 400,000	$ 400,397
Hawaii State Airports System Revenue, Series A, AMT, Callable 7/1/28 at 100, 5.00%, 7/1/48	1,500,000	1,474,345
Hawaii State Airports System Revenue, Series A, AMT, Callable 7/1/30 at 100, 4.00%, 7/1/35	2,000,000	1,969,791
Hawaii State Airports System Revenue, Series A, AMT, Callable 7/1/35 at 100, 5.25%, 7/1/51	17,000,000	17,240,584
Hawaii State Airports System Revenue, Series B, OID, Callable 8/31/25 at 100, 4.00%, 7/1/45	50,000	45,161
Hawaii State Airports System Revenue, Series C, Callable 7/1/30 at 100, 5.00%, 7/1/50	130,000	130,820
Hawaii State Airports System Revenue, Series D, Refunding, Callable 7/1/30 at 100, 4.00%, 7/1/39	620,000	598,514
Hawaii State Airports System Revenue, Series D, Refunding, Callable 7/1/35 at 100, 5.00%, 7/1/40	3,500,000	3,753,704
Hawaii State Department of Budget & Finance Revenue, Hawaii Health Obligation Group, Series A, Refunding, Callable 7/1/33 at 100, 5.00%, 7/1/34	2,310,000	2,553,220
Hawaii State Department of Budget & Finance Revenue, Hawaii Health Obligation Group, Series A, Refunding, Callable 7/1/33 at 100, 5.00%, 7/1/35	2,430,000	2,659,854

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Securities Fund
Portfolio of Investments (Continued)
July 31, 2025
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Department of Budget & Finance Revenue, Hawaii Health Obligation Group, Series A, Refunding, Callable 7/1/33 at 100, 5.00%, 7/1/36	$2,550,000	$ 2,765,357
Hawaii State Department of Budget & Finance Revenue, Hawaii Health Obligation Group, Series B, Refunding, 5.00%, 7/1/31	2,715,000	3,001,667
Hawaii State Department of Budget & Finance Revenue, Mid-Pacific Project, Refunding, 4.00%, 1/1/30	225,000	228,269
Hawaii State Department of Budget & Finance Revenue, Mid-Pacific Project, Refunding, Callable 1/1/30 at 100, 4.00%, 1/1/31	525,000	529,059
Hawaii State Department of Budget & Finance Revenue, The Queen's Health Systems, Series A, Refunding, Callable 7/1/35 at 100, 5.00%, 7/1/40	5,000,000	5,287,224
Hawaii State Department of Budget & Finance Revenue, The Queen's Health Systems, Series A, Refunding, Callable 7/1/35 at 100, 5.00%, 7/1/41	5,000,000	5,234,846
Hawaii State Department of Budget & Finance Revenue, The Queen's Health Systems, Series A, Refunding, Callable 7/1/35 at 100, 5.00%, 7/1/42	1,135,000	1,176,864
Hawaii State Department of Hawaiian Home Lands, Kapolei Office Facility, Series A, Refunding, COP, Callable 11/1/27 at 100, 5.00%, 11/1/28	1,170,000	1,224,137
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Department of Hawaiian Home Lands, Kapolei Office Facility, Series A, Refunding, COP, Callable 11/1/27 at 100, 5.00%, 11/1/30	$ 800,000	$ 835,237
Hawaii State Department of Hawaiian Home Lands, Kapolei Office Facility, Series A, Refunding, COP, Callable 11/1/27 at 100, 5.00%, 11/1/31	815,000	849,812
Hawaii State Department of Hawaiian Home Lands Revenue, Refunding, Callable 4/1/27 at 100, 5.00%, 4/1/28	1,040,000	1,075,400
Hawaii State Department of Hawaiian Home Lands Revenue, Refunding, Callable 4/1/27 at 100, 5.00%, 4/1/32	335,000	345,518
Hawaii State GO, Series EO, Callable 8/31/25 at 100, 5.00%, 8/1/32	1,285,000	1,286,888
Hawaii State GO, Series EO, Unrefunded portion, Callable 8/31/25 at 100, 5.00%, 8/1/26	2,660,000	2,665,089
Hawaii State GO, Series EY, Refunding, Callable 10/1/25 at 100, 5.00%, 10/1/27	1,640,000	1,645,619
Hawaii State GO, Series FG, Callable 10/1/26 at 100, 5.00%, 10/1/30	4,000,000	4,097,341
Hawaii State GO, Series FG, Callable 10/1/26 at 100, 4.00%, 10/1/35	1,000,000	999,986
Hawaii State GO, Series FK, 5.00%, 5/1/26	425,000	433,015
Hawaii State GO, Series FK, Callable 5/1/27 at 100, 5.00%, 5/1/33	1,500,000	1,548,333
Hawaii State GO, Series FK, Callable 5/1/27 at 100, 4.00%, 5/1/37	2,000,000	1,987,554

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Securities Fund
Portfolio of Investments (Continued)
July 31, 2025
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series FT, Callable 1/1/28 at 100, 5.00%, 1/1/36	$4,000,000	$ 4,119,988
Hawaii State GO, Series FT, Callable 1/1/28 at 100, 5.00%, 1/1/38	2,845,000	2,908,922
Hawaii State GO, Series FW, Callable 1/1/29 at 100, 4.00%, 1/1/34	2,000,000	2,041,359
Hawaii State GO, Series FW, Callable 1/1/29 at 100, 5.00%, 1/1/37	1,510,000	1,566,594
Hawaii State Harbor System Revenue, Series A, AMT, Refunding, 5.00%, 7/1/26	180,000	183,220
Hawaii State Harbor System Revenue, Series A, AMT, Refunding, Callable 7/1/30 at 100, 4.00%, 7/1/32	810,000	818,784
Hawaii State Harbor System Revenue, Series A, AMT, Refunding, Callable 7/1/30 at 100, 4.00%, 7/1/33	1,400,000	1,406,143
Hawaii State Harbor System Revenue, Series A, AMT, Refunding, Callable 7/1/30 at 100, 4.00%, 7/1/37	5,000,000	4,760,303
Hawaii State Harbor System Revenue, Series C, Refunding, Callable 7/1/30 at 100, 4.00%, 7/1/39	3,065,000	2,914,462
Hawaii State Highway Fund Revenue, Callable 1/1/31 at 100, 5.00%, 1/1/37	4,500,000	4,799,580
Hawaii State Highway Fund Revenue, Callable 1/1/31 at 100, 5.00%, 1/1/40	1,295,000	1,341,916
Hawaii State Highway Fund Revenue, Series A, Callable 1/1/29 at 100, 5.00%, 1/1/37	3,500,000	3,638,004
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Highway Fund Revenue, Series A, Callable 8/31/25 at 100, 5.00%, 1/1/31	$ 800,000	$ 801,097
Honolulu City & County Board of Water Supply Revenue, Series A, Refunding, Callable 7/1/34 at 100, 5.25%, 7/1/49	3,760,000	3,925,411
Honolulu City & County Board of Water Supply System Revenue, Callable 7/1/33 at 100, 5.00%, 7/1/48	4,645,000	4,700,816
Honolulu City & County GO, Series A, Callable 10/1/25 at 100, 5.00%, 10/1/37	1,000,000	1,003,832
Honolulu City & County GO, Series A, Callable 10/1/25 at 100, 5.00%, 10/1/38	1,040,000	1,043,985
Honolulu City & County GO, Series A, Callable 7/1/34 at 100, 5.25%, 7/1/46	3,225,000	3,366,193
Honolulu City & County GO, Series A, Callable 8/31/25 at 100, 4.00%, 11/1/37	1,000,000	990,871
Honolulu City & County GO, Series B, Callable 7/1/32 at 100, 5.00%, 7/1/43	3,960,000	4,065,664
Honolulu City & County GO, Series C, Callable 8/1/29 at 100, 5.00%, 8/1/42	960,000	973,400
Honolulu City & County GO, Series D, Refunding, Callable 7/1/35 at 100, 5.00%, 7/1/39	10,000,000	10,782,829
Honolulu City & County GO, Series E, OID, Refunding, Callable 9/1/27 at 100, 3.00%, 9/1/31	250,000	247,087

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Securities Fund
Portfolio of Investments (Continued)
July 31, 2025
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Wastewater System Revenue, 1st Bond Resolution, Senior, Series A, Refunding, Callable 7/1/35 at 100, 5.00%, 7/1/38	$4,525,000	$ 4,950,389
Honolulu City & County Wastewater System Revenue, 1st Bond Resolution, Series A, Callable 7/1/29 at 100, 4.00%, 7/1/34	2,130,000	2,162,771
Honolulu City & County Wastewater System Revenue, Senior Lien Green Bond, Callable 7/1/33 at 100, 5.25%, 7/1/53	10,000,000	10,226,775
Honolulu City & County Wastewater System Revenue, Senior Series B, Refunding, Callable 7/1/26 at 100, 5.00%, 7/1/35	125,000	126,757
Honolulu City & County Wastewater System Revenue, Series A, Senior Green Bond, Callable 7/1/32 at 100, 5.25%, 7/1/51	5,000,000	5,105,793
Honolulu City & County Wastewater System Revenue, Series A, Senior Green Bond, Callable 7/1/34 at 100, 5.00%, 7/1/42	6,995,000	7,299,659
Honolulu City & County Wastewater System Revenue, Series A, Senior Green Bond, Callable 7/1/34 at 100, 5.25%, 7/1/54	2,000,000	2,061,348
Kauai County GO, 5.00%, 8/1/27	250,000	262,502
Kauai County GO, Callable 8/1/27 at 100, 5.00%, 8/1/31	250,000	260,163
Kauai County GO, Callable 8/1/27 at 100, 4.00%, 8/1/33	295,000	298,465
Kauai County GO, Callable 8/1/27 at 100, 5.00%, 8/1/37	40,000	40,906
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Kauai County GO, Callable 8/1/27 at 100, 5.00%, 8/1/42	$ 775,000	$ 781,252
Kauai County GO, Refunding, 5.00%, 8/1/32	2,750,000	3,098,489
Maui County GO, Callable 3/1/31 at 100, 4.00%, 3/1/38	1,020,000	1,007,339
Maui County GO, Callable 9/1/35 at 100, 5.00%, 9/1/37	1,600,000	1,753,788
Maui County GO, Callable 9/1/35 at 100, 5.00%, 9/1/42	2,200,000	2,300,122
Maui County GO, Refunding, 5.00%, 9/1/25	500,000	500,989
Maui County GO, Refunding, 5.00%, 9/1/28	1,070,000	1,149,746
Maui County GO, Refunding, Callable 9/1/25 at 100, 3.00%, 9/1/32	195,000	189,841
Maui County GO, Refunding, Callable 9/1/28 at 100, 4.00%, 9/1/31	5,305,000	5,459,274
University of Hawaii Revenue, Medical School Project, Series E, Refunding, Callable 10/1/26 at 100, 5.00%, 10/1/31	1,000,000	1,024,335
University of Hawaii Revenue, Series B, Refunding, Callable 10/1/25 at 100, 5.00%, 10/1/34	600,000	601,761
University of Hawaii Revenue, Series B, Refunding, Callable 10/1/25 at 100, 5.00%, 10/1/35	1,000,000	1,002,783
University of Hawaii Revenue, Series D, Refunding, Callable 10/1/30 at 100, 4.00%, 10/1/33	315,000	323,604

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Securities Fund
Portfolio of Investments (Continued)
July 31, 2025
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
University of Hawaii Revenue, Series F, Refunding, Callable 10/1/27 at 100, 5.00%, 10/1/36	$3,000,000	$ 3,084,325
University of Hawaii Revenue, Series F, Refunding, Callable 10/1/27 at 100, 5.00%, 10/1/37	2,000,000	2,048,650
		208,979,517
Michigan — 0.9%
Michigan State University Revenue, Series A, Refunding, Callable 2/15/33 at 100, 5.00%, 8/15/41	2,160,000	2,230,448
Missouri — 0.6%
St Louis City Airport Revenue, Series A, Callable 7/1/34 at 100, 5.00%, 7/1/41, (AGM)	1,400,000	1,459,287
Ohio — 1.1%
Ohio State GO, Series A, Callable 6/15/35 at 100, 5.00%, 6/15/42	2,500,000	2,638,711
Pennsylvania — 0.5%
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Series B, Callable 12/1/28 at 100, 5.00%, 12/1/43	1,290,000	1,290,757
Tennessee — 0.9%
Metropolitan Nashville Airport Authority Revenue, Series A, Callable 7/1/30 at 100, 5.00%, 7/1/49	2,255,000	2,242,041
Texas — 2.8%
Board of Regents of the University of Texas System Revenue, Series B, Refunding, Callable 8/15/34 at 100, 5.00%, 8/15/42	3,195,000	3,323,682
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Texas — (Continued)
Dallas Area Rapid Transit Revenue, Senior Lien, Series B, Refunding, Callable 12/1/30 at 100, 5.00%, 12/1/47	$1,605,000	$ 1,609,521
Houston City Combined Utility System Revenue, Unrefunded Balance CAB, OID, Junior Series A, Refunding 0.00%, 12/1/27, (AGM)(a)	2,000,000	1,868,386
		6,801,589
Virginia — 1.2%
Hampton Roads Transportation Accountability Commission Revenue, Senior Lien, Series A, Callable 7/1/34 at 100, 5.00%, 7/1/49	2,840,000	2,884,544
Washington — 0.5%
Port of Seattle Revenue, Series B, AMT, Refunding, Callable 7/1/34 at 100, 5.25%, 7/1/43	1,175,000	1,195,581
TOTAL MUNICIPAL BONDS (Cost $247,288,736)		240,807,396

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Securities Fund
Portfolio of Investments (Concluded)
July 31, 2025
(Unaudited)
	Number of Shares	Value
SHORT-TERM INVESTMENT — 0.8%
Money Market Fund — 0.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.20%(c)	1,849,935	$ 1,849,935
TOTAL SHORT-TERM INVESTMENT (Cost $1,849,935)		1,849,935

TOTAL INVESTMENTS - 99.6% (Cost $249,138,671)		242,657,331
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%		982,906
NET ASSETS - 100.0%		$243,640,237

(a)	Zero coupon bond.
(b)	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
(c)	Rate disclosed is the 7-day yield at July 31, 2025.
Portfolio holdings are subject to change at any time.
AGM	Assured Guaranty Municipal Corp.
AGM-CR	Assured Guaranty Municipal Corp. - Custodial Receipts
AMT	Alternative Minimum Tax
CAB	Capital Appreciation Bond
COP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
OID	Original Issue Discount
See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Short Intermediate Securities Fund
Portfolio of Investments
July 31, 2025
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — 103.4%
Florida — 0.4%
Florida Housing Finance Corp. Revenue, Series 1, Callable 7/1/29 at 100, 2.00%, 7/1/32, (GNMA/FNMA/FHLMC)	$ 170,000	$ 151,056
Guam — 2.9%
Guam Government Waterworks Authority Revenue, Series A, Callable 7/1/35 at 100, 5.25%, 7/1/39	395,000	415,762
Guam Government Waterworks Authority Revenue, Series A, Callable 7/1/35 at 100, 5.50%, 7/1/43	725,000	754,993
		1,170,755
Hawaii — 90.5%
Hawaii County GO, Refunding, Callable 9/1/33 at 100, 5.00%, 9/1/40	1,900,000	2,010,643
Hawaii Housing Finance & Development Corp. Revenue, Hale Moiliili, Putable, 3.30%, 12/1/29(a)	1,500,000	1,514,122
Hawaii State Airports System Revenue, AMT, COP, Callable 8/21/25 at 100, 5.00%, 8/1/27	300,000	300,313
Hawaii State Airports System Revenue, Series A, AMT, Callable 7/1/28 at 100, 5.00%, 7/1/33	225,000	232,034
Hawaii State Airports System Revenue, Series B, 5.00%, 7/1/27	910,000	952,530
Hawaii State Airports System Revenue, Series D, Refunding, Callable 7/1/30 at 100, 5.00%, 7/1/33	325,000	351,176
Hawaii State Airports System Revenue, Series D, Refunding, Callable 7/1/30 at 100, 5.00%, 7/1/34	175,000	187,829
Hawaii State Department of Budget & Finance Revenue, Hawaii Health Obligation Group, Series A, Refunding, 5.00%, 7/1/28	1,340,000	1,425,147
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Department of Budget & Finance Revenue, Hawaii Health Obligation Group, Series B, Refunding, 5.00%, 7/1/28	$ 500,000	$ 531,771
Hawaii State Department of Budget & Finance Revenue, Mid-Pacific Project, Refunding, 4.00%, 1/1/26	25,000	25,012
Hawaii State Department of Budget & Finance Revenue, Mid-Pacific Project, Refunding, 4.00%, 1/1/30	250,000	253,632
Hawaii State Department of Budget & Finance Revenue, The Queen's Health Systems, Series A, Refunding, Callable 7/1/35 at 100, 5.00%, 7/1/36	1,000,000	1,102,942
Hawaii State Department of Hawaiian Home Lands Revenue, Refunding, 5.00%, 4/1/27	100,000	103,940
Hawaii State Department of Hawaiian Home Lands Revenue, Refunding, Callable 4/1/27 at 100, 5.00%, 4/1/29	55,000	56,845
Hawaii State GO, Series ET, OID, Prerefunded, Callable 10/1/25 at 100, 3.25%, 10/1/32	25,000	25,027
Hawaii State GO, Series EY, Refunding, Callable 10/1/25 at 100, 5.00%, 10/1/27	400,000	401,370
Hawaii State GO, Series FE, Refunding, 5.00%, 10/1/25	300,000	301,216
Hawaii State GO, Series FH, Refunding, 5.00%, 10/1/26	170,000	175,071
Hawaii State GO, Series FK, Callable 5/1/27 at 100, 4.00%, 5/1/32	1,000,000	1,011,503

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Short Intermediate Securities Fund
Portfolio of Investments (Continued)
July 31, 2025
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series FT, Callable 1/1/28 at 100, 5.00%, 1/1/30	$ 30,000	$ 31,614
Hawaii State Harbor System Revenue, Series A, AMT, Refunding, 5.00%, 7/1/26	500,000	508,944
Hawaii State Harbor System Revenue, Series A, AMT, Refunding, 5.00%, 7/1/28	120,000	126,589
Hawaii State Harbor System Revenue, Series A, AMT, Refunding, Callable 7/1/30 at 100, 4.00%, 7/1/31	1,000,000	1,016,538
Hawaii State Harbor System Revenue, Series C, Refunding, 5.00%, 7/1/29	400,000	436,066
Hawaii State Highway Fund Revenue, Series B, Refunding, Callable 7/1/26 at 100, 5.00%, 1/1/29	2,000,000	2,041,759
Honolulu City & County GO, Series A, Callable 7/1/33 at 100, 5.00%, 7/1/40	1,000,000	1,052,483
Honolulu City & County GO, Series A, Callable 7/1/33 at 100, 5.00%, 7/1/41	2,290,000	2,388,922
Honolulu City & County GO, Series C, 5.00%, 7/1/26	230,000	235,250
Honolulu City & County GO, Series C, 4.00%, 8/1/26	200,000	202,992
Honolulu City & County GO, Series C, 5.00%, 7/1/27	240,000	251,217
Honolulu City & County GO, Series C, 5.00%, 7/1/28	255,000	273,055
Honolulu City & County GO, Series C, 5.00%, 7/1/29	265,000	289,411
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series C, Callable 8/1/29 at 100, 5.00%, 8/1/44	$3,260,000	$ 3,291,988
Honolulu City & County GO, Series E, Refunding, 5.00%, 3/1/29	200,000	217,042
Honolulu City & County GO, Series F, Refunding, 5.00%, 7/1/35	1,500,000	1,703,623
Honolulu City & County Multifamily Housing Revenue, Maunakea Tower Apartments, Putable, 5.00%, 6/1/27, (HUD SECT 8)(a)	1,100,000	1,117,811
Honolulu City & County Wastewater System Revenue, 1st Bond Resolution, Series A, Callable 7/1/29 at 100, 4.00%, 7/1/35	900,000	908,949
Honolulu City & County Wastewater System Revenue, 1st Bond Resolution, Series B, Refunding, 5.00%, 7/1/27	135,000	141,309
Honolulu City & County Wastewater System Revenue, 2nd Bond Resolution, Junior, Series A, Refunding, Callable 7/1/34 at 100, 5.00%, 7/1/39	2,000,000	2,148,082
Honolulu City & County Wastewater System Revenue, Senior Lien, Green bond, 5.00%, 7/1/32	2,000,000	2,246,820
Honolulu City & County Wastewater System Revenue, Series A, Senior Green Bond, 5.00%, 7/1/31	1,800,000	2,006,563
Kauai County GO, Series A, Refunding, 5.00%, 8/1/25	270,000	270,000
Maui County GO, Callable 3/1/32 at 100, 5.00%, 3/1/33	205,000	228,829

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Short Intermediate Securities Fund
Portfolio of Investments (Concluded)
July 31, 2025
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Maui County GO, Callable 9/1/35 at 100, 5.00%, 9/1/36	$1,000,000	$ 1,112,684
Maui County GO, Callable 9/1/35 at 100, 5.00%, 9/1/37	600,000	657,670
University of Hawaii Revenue, Medical School Project, Series E, Refunding, Callable 10/1/26 at 100, 5.00%, 10/1/30	620,000	635,448
University of Hawaii Revenue, Series D, Refunding, Callable 1/1/30 at 100, 4.00%, 10/1/32	450,000	465,440
		36,969,221
Massachusetts — 3.2%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue, Series A, Callable 8/31/25 at 100, 5.00%, 6/15/27	1,325,000	1,327,053
Michigan — 2.2%
Grosse Pointe Public School System GO, Refunding, Callable 5/1/29 at 100, 5.00%, 5/1/38	875,000	906,270
Nevada — 1.7%
Las Vegas City GO, Series A, Callable 3/1/33 at 100, 5.00%, 3/1/43	670,000	685,584
Washington — 2.5%
Central Puget Sound Regional Transit Authority Revenue, Series S1, Prerefunded, Callable 11/1/25 at 100, 4.00%, 11/1/34	525,000	527,075
Central Puget Sound Regional Transit Authority Revenue, Series S1, Prerefunded, Callable 11/1/25 at 100, 5.00%, 11/1/36	500,000	503,212
		1,030,287
TOTAL MUNICIPAL BONDS (Cost $42,662,819)		42,240,226
	Number of Shares	Value
SHORT-TERM INVESTMENT — 3.3%
Money Market Fund — 3.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.20%(b)	1,347,628	$ 1,347,628
TOTAL SHORT-TERM INVESTMENT (Cost $1,347,628)		1,347,628

TOTAL INVESTMENTS - 106.7% (Cost $44,010,447)		43,587,854
LIABILITIES IN EXCESS OF OTHER ASSETS - (6.7)%		(2,718,285)
NET ASSETS - 100.0%		$40,869,569

(a)	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
(b)	Rate disclosed is the 7-day yield at July 31, 2025.
Portfolio holdings are subject to change at any time.
AMT	Alternative Minimum Tax
COP	Certificate of Participation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
HUD SECT 8	Housing and Urban Development Section 8
OID	Original Issue Discount

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS
Notes to the Quarterly Portfolio of Investments
July 31, 2025
(Unaudited)
Portfolio Valuation — The Pacific Capital Tax-Free Securities Fund and the Pacific Capital Tax-Free Short Intermediate Securities Fund’s (each a “Fund” and together the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as discussed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith by the Adviser as “valuation designee” under the oversight of the Board of Trustees of the Trust (“Board of Trustees”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Board of Trustees.
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:
•  Level 1 — quoted prices in active markets for identical securities;
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•  Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
The fair value of a Fund's bonds is generally based on quotes received from brokers or independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.

PACIFIC CAPITAL FUNDS
Notes to the Quarterly Portfolio of Investments (Concluded)
July 31, 2025
(Unaudited)
The following is a summary of the inputs used, as of July 31, 2025, in valuing each Fund's investments carried at fair value:
Funds	Total Value at 07/31/25	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Capital Tax-Free Securities Fund
Assets
Municipal Bonds	$240,807,396	$—	$240,807,396	$—
Short-Term Investment	1,849,935	1,849,935	—	—
Total Assets	$242,657,331	$1,849,935	$240,807,396	$—
Pacific Capital Tax-Free Short Intermediate Securities Fund
Assets
Municipal Bonds	$42,240,226	$—	$42,240,226	$—
Short-Term Investment	1,347,628	1,347,628	—	—
Total Assets	$43,587,854	$1,347,628	$42,240,226	$—
At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles require the Funds to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Funds had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to their net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Funds had an amount of transfers during the reporting period that was meaningful in relation to their net assets as of the end of the reporting period.
For the period ended July 31, 2025, there were no transfers in or out of Level 3.
For more information with regard to significant accounting policies, see each Fund’s most recent semi-annual or annual report filed with the Securities and Exchange Commission.